Basis of Presentation and General Information-Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Disposal Of Subsidiary [Table Text Block]

Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)